Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2026
Cash Generated By Operations [Abstract]
Disclosure of Cash Generated by Operations

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of profit before taxation to cash generated by operations
Profit before taxation[1]	38 358	21 179	11 238
Adjustments for:
Amortisation and depreciation[1]	7 336	4 979	4 746
Impairment/(reversal of impairment) of assets	(2 779)	—	2 793
Share-based payments	758	699	250
Net decrease in provision for post-retirement benefits	—	(3)	(16)
Payment for the transfer of post-retirement medical benefit liability	—	(350)	—
Net increase/(decrease) in provision for environmental rehabilitation	(12)	140	(114)
(Profit)/loss on sale of property, plant and equipment	75	(8)	13
Loss on scrapping of property, plant and equipment	116	164	97
Profit from associates	(159)	(106)	(81)
Impairment loss/(reversal) on investments in associate	(23)	23	—
Investment income	(1 439)	(1 504)	(809)
Finance costs	1 928	698	796
Inventory-related adjustments	(649)	(141)	(503)
Foreign exchange translation differences	(1 170)	(11)	(110)
Non-cash portion of (gains)/losses on derivatives	(149)	463	(432)
Net day one gain included in revenue	(102)	(116)	(16)
Fair value movements on streaming arrangements	854	—	—
Streaming contract revenue	—	(86)	(323)
Silicosis settlement provision – net	(28)	(14)	(327)
Contingent consideration remeasurement	634	830	484
Copper warrants delivered	(125)	—	—
Silver credits delivered	(232)	—	—
Other non-cash adjustments	34	33	37
Effect of changes in operating working capital items
Increase in Receivables	(1 879)	(1 242)	(258)
Increase in Inventories	(280)	(273)	(50)
Increase in Payables[1]	1 196	968	760
Cash generated by operations	42 263	26 322	18 175
[1]Refer to note 38 for further detail on restatement.